Property and equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 45,313	$ 48,670
Less: Accumulated depreciation	(33,006)	(28,357)
Less: Accumulated impairment	(3)	(4)
Sub-total	12,304	20,309
Construction in progress	38,421	18,461
Total	50,725	38,770
Servers and network equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	35,827	39,130
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,565	1,762
Furniture, fittings and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	836	806
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	481	406
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 6,604	$ 6,566